AMOUNTS RECEIVABLE AND OTHER ASSETS	3 Months Ended
Jun. 30, 2025
AMOUNTS RECEIVABLE AND OTHER ASSETS
AMOUNTS RECEIVABLE AND OTHER ASSETS	5. AMOUNTS RECEIVABLE AND OTHER ASSETS
	June 30, 2025	March 31, 2025
	($)	($)
Sales tax refundable	275,460	65,444
Prepaid	26,682	44,531
	302,142	109,975